Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Discovery Fund))	0 Months Ended
	Jan. 27, 2012
Class A
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver and Expense Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25%
Class B
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.68%
Total Annual Fund Operating Expenses	2.35%
Fee Waiver and Expense Reimbursement	(0.27%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.08%
Class C
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	2.11%
Fee Waiver and Expense Reimbursement	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.05%
Class I
Operating Expenses:
Management Fees	0.67%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	0.72%	[2]
Fee Waiver and Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.72%	[2]
Class N
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.55%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.54%
Class Y
Operating Expenses:
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.86%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.86%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus. Expenses for Class A have been restated to reflect current fees.
[2]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.